LEASING - Right-of-use assets recognized (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Depreciations for the year	$ 1.9
Vessels and capitalized dry-docking
Disclosure of quantitative information about right-of-use assets [line items]
Balance as of 1 January	26.9
Balance as of 31 December		$ 26.9
Land and buildings
Disclosure of quantitative information about right-of-use assets [line items]
Balance as of 1 January	8.1
Balance as of 31 December	7.1	8.1
Other plant and operating equipment
Disclosure of quantitative information about right-of-use assets [line items]
Balance as of 1 January	0.4
Balance as of 31 December	0.2	0.4
Cost | Vessels and capitalized dry-docking
Disclosure of quantitative information about right-of-use assets [line items]
Balance as of 1 January	42.4	43.3
Additions		1.8
Disposals	(42.4)	(2.7)
Balance as of 31 December		42.4
Cost | Land and buildings
Disclosure of quantitative information about right-of-use assets [line items]
Balance as of 1 January	10.4
Adjustment on transition to IFRS 16		9.9
Additions	1.3	0.5
Disposals	0.0
Balance as of 31 December	11.7	10.4
Cost | Other plant and operating equipment
Disclosure of quantitative information about right-of-use assets [line items]
Balance as of 1 January	0.6
Adjustment on transition to IFRS 16		0.3
Additions	0.0	0.4
Disposals	0.0	(0.1)
Balance as of 31 December	0.6	0.6
Depreciation | Vessels and capitalized dry-docking
Disclosure of quantitative information about right-of-use assets [line items]
Balance as of 1 January	(15.5)	(13.4)
Disposals	(17.1)	(2.7)
Depreciations for the year	1.6	4.8
Balance as of 31 December		(15.5)
Depreciation | Land and buildings
Disclosure of quantitative information about right-of-use assets [line items]
Balance as of 1 January	(2.3)
Depreciations for the year	2.3	2.3
Balance as of 31 December	(4.6)	(2.3)
Depreciation | Other plant and operating equipment
Disclosure of quantitative information about right-of-use assets [line items]
Balance as of 1 January	(0.2)
Disposals	0.0
Depreciations for the year	0.2	0.2
Balance as of 31 December	$ (0.4)	$ (0.2)